Borrowings and debt (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	$ 1,500,889	$ 1,143,055
2019 Payments [member]
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	257,393
2020 Payments [member]
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	488,237
2021 Payments [member]
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	558,265
2022 Payments [member]
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	74,179
2023 Payments [member]
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	62,500
2024 Payments [member]
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	$ 60,315